QUARTERLY REPORT
Syntax Stratified MidCap ETF
September 30, 2020

Syntax Stratified MidCap ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
Aaron's, Inc.	140	$7,931
Acadia Healthcare Co., Inc.(a)	312	9,198
ACI Worldwide, Inc.(a)	588	15,364
Acuity Brands, Inc.	47	4,810
Adient PLC(a)	113	1,958
Adtalem Global Education, Inc.(a)	140	3,436
AECOM(a)	106	4,435
Affiliated Managers Group, Inc.	140	9,573
AGCO Corp.	108	8,021
Alleghany Corp.	15	7,807
ALLETE, Inc.	138	7,140
Alliance Data Systems Corp.	120	5,038
AMC Networks, Inc., Class A(a)	390	9,637
Amedisys, Inc.(a)	40	9,457
American Campus Communities, Inc.	314	10,965
American Eagle Outfitters, Inc.	785	11,626
American Financial Group, Inc.	80	5,358
Antero Midstream Corp.	882	4,736
AptarGroup, Inc.	25	2,830
Arrow Electronics, Inc.(a)	34	2,674
Arrowhead Pharmaceuticals, Inc.(a)	488	21,013
ASGN, Inc.(a)	116	7,373
Ashland Global Holdings, Inc.	37	2,624
Associated Banc-Corp	414	5,225
AutoNation, Inc.(a)	149	7,887
Avanos Medical, Inc.(a)	69	2,292
Avient Corp.	101	2,672
Avis Budget Group, Inc.(a)	243	6,396
Avnet, Inc.	99	2,558
Axon Enterprise, Inc.(a)	97	8,798
BancorpSouth Bank	76	1,473
Bank of Hawaii Corp.	104	5,254
Bank OZK	70	1,492
Belden, Inc.	97	3,019
Bio-Techne Corp.	30	7,432
BJ's Wholesale Club Holdings, Inc.(a)	266	11,052
Black Hills Corp.	92	4,921
Blackbaud, Inc.	95	5,304
Boston Beer Co., Inc., Class A(a)	14	12,367
Boyd Gaming Corp.	97	2,977
Brighthouse Financial, Inc.(a)	368	9,903
Brink's Co.	135	5,547
Brixmor Property Group, Inc.	91	1,064
Brown & Brown, Inc.	243	11,001
Brunswick Corp.	100	5,891
Builders FirstSource, Inc.(a)	153	4,991
Cable One, Inc.	12	22,625
Cabot Corp.	72	2,594
CACI International, Inc., Class A(a)	49	10,445
Caesars Entertainment, Inc.(a)	54	3,027
Camden Property Trust	121	10,767
Security Description	Shares	Value
Cantel Medical Corp.	74	$3,252
Carlisle Companies, Inc.	21	2,570
Carter's, Inc.	131	11,342
Casey's General Stores, Inc.	60	10,659
Cathay General Bancorp	67	1,453
CDK Global, Inc.	330	14,385
Ceridian HCM Holding, Inc.(a)	74	6,116
ChampionX Corp.(a)	1,221	9,756
Charles River Laboratories International, Inc.(a)	33	7,473
Chemed Corp.	22	10,568
Chemours Co.	128	2,676
Choice Hotels International, Inc.	23	1,977
Churchill Downs, Inc.	17	2,785
Ciena Corp.(a)	784	31,117
Cimarex Energy Co.	269	6,545
Cinemark Holdings, Inc.	673	6,730
Cirrus Logic, Inc.(a)	187	12,613
CIT Group, Inc.	122	2,161
Clean Harbors, Inc.(a)	109	6,107
CMC Materials, Inc.	152	21,707
CNO Financial Group, Inc.	659	10,570
CNX Resources Corp.(a)	616	5,815
Cognex Corp.	131	8,528
Coherent, Inc.(a)	201	22,297
Colfax Corp.(a)	194	6,084
Columbia Sportswear Co.	120	10,438
Commerce Bancshares, Inc.	99	5,573
Commercial Metals Co.	270	5,395
CommVault Systems, Inc.(a)	134	5,467
Compass Minerals International, Inc.	98	5,816
CoreLogic, Inc.	82	5,549
CoreSite Realty Corp.	94	11,175
Corporate Office Properties Trust	58	1,376
Coty, Inc., Class A	4,677	12,628
Cousins Properties, Inc.	48	1,372
Cracker Barrel Old Country Store, Inc.	79	9,058
Crane Co.	100	5,013
Cree, Inc.(a)	51	3,251
Cullen/Frost Bankers, Inc.	32	2,046
Curtiss-Wright Corp.	35	3,264
CyrusOne, Inc.	144	10,084
Dana, Inc.	287	3,536
Darling Ingredients, Inc.(a)	177	6,377
Deckers Outdoor Corp.(a)	53	11,661
Delphi Technologies PLC(a)	224	3,743
Dick's Sporting Goods, Inc.	145	8,393
Domtar Corp.	102	2,680
Donaldson Co., Inc.	114	5,292
Douglas Emmett, Inc.	51	1,280
Dunkin' Brands Group, Inc.	108	8,846
Dycom Industries, Inc.(a)	73	3,856

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Eagle Materials, Inc.	65	$5,611
East West Bancorp, Inc.	45	1,473
EastGroup Properties, Inc.	17	2,199
Eaton Vance Corp.	243	9,270
Edgewell Personal Care Co.(a)	573	15,975
EMCOR Group, Inc.	59	3,995
Emergent BioSolutions, Inc.(a)	166	17,153
Encompass Health Corp.	146	9,487
Energizer Holdings, Inc.	394	15,421
EnerSys	72	4,833
Enphase Energy, Inc.(a)	75	6,194
EPR Properties	34	935
EQT Corp.	461	5,961
Equitrans Midstream Corp.	508	4,298
Essent Group Ltd.	218	8,068
Essential Utilities, Inc.	124	4,991
Evercore, Inc., Class A	132	8,641
Exelixis, Inc.(a)	751	18,362
FactSet Research Systems, Inc.	31	10,381
Fair Isaac Corp.(a)	34	14,463
Federated Hermes, Inc.	414	8,905
First American Financial Corp.	103	5,244
First Financial Bankshares, Inc.	53	1,479
First Horizon National Corp.	578	5,451
First Industrial Realty Trust, Inc.	54	2,149
First Solar, Inc.(a)	44	2,913
FirstCash, Inc.	92	5,263
Five Below, Inc.(a)	63	8,001
Flowers Foods, Inc.	522	12,700
Fluor Corp.	449	3,956
FNB Corp.	221	1,498
Foot Locker, Inc.	316	10,437
Fox Factory Holding Corp.(a)	26	1,933
FTI Consulting, Inc.(a)	73	7,736
Fulton Financial Corp.	164	1,530
GATX Corp.	65	4,144
Generac Holdings, Inc.(a)	18	3,486
Gentex Corp.	153	3,940
Genworth Financial, Inc., Class A(a)	2,922	9,789
GEO Group, Inc.	199	2,257
Glacier Bancorp, Inc.	46	1,474
Globus Medical, Inc., Class A(a)	263	13,024
Goodyear Tire & Rubber Co.	215	1,649
Graco, Inc.	90	5,521
Graham Holdings Co., Class B	11	4,445
Grand Canyon Education, Inc.(a)	48	3,837
Greif, Inc., Class A	49	1,774
Grocery Outlet Holding Corp.(a)	280	11,010
Grubhub, Inc.(a)	118	8,535
H&R Block, Inc.	629	10,246
Haemonetics Corp.(a)	39	3,403
Hain Celestial Group, Inc.(a)	251	8,609
Security Description	Shares	Value
Hancock Whitney Corp.	111	$2,088
Hanover Insurance Group, Inc.	57	5,311
Harley-Davidson, Inc.	218	5,350
Hawaiian Electric Industries, Inc.	212	7,047
Healthcare Realty Trust, Inc.	562	16,927
Healthcare Services Group, Inc.	299	6,437
HealthEquity, Inc.(a)	105	5,394
Helen of Troy Ltd.(a)	83	16,062
Herman Miller, Inc.	216	6,515
Hexcel Corp.	70	2,349
Highwoods Properties, Inc.	39	1,309
Hill-Rom Holdings, Inc.	41	3,424
HNI Corp.	169	5,303
Home BancShares, Inc.	99	1,501
Hubbell, Inc.	23	3,147
Hudson Pacific Properties, Inc.	58	1,272
IAA, Inc.(a)	156	8,123
ICU Medical, Inc.(a)	11	2,010
IDACORP, Inc.	84	6,712
II-VI, Inc.(a)	84	3,407
Ingevity Corp.(a)	48	2,373
Ingredion, Inc.	77	5,827
Insperity, Inc.	86	5,632
Integra LifeSciences Holdings Corp.(a)	50	2,361
Interactive Brokers Group, Inc., Class A	229	11,068
InterDigital, Inc.	185	10,556
International Bancshares Corp.	53	1,381
ITT, Inc.	52	3,071
J2 Global, Inc.(a)	150	10,383
Jabil, Inc.	531	18,192
Jack in the Box, Inc.	99	7,852
Janus Henderson Group PLC	484	10,512
Jazz Pharmaceuticals PLC(a)	119	16,968
JBG SMITH Properties	51	1,364
Jefferies Financial Group, Inc.	315	5,670
JetBlue Airways Corp.(a)	660	7,478
John Wiley & Sons, Inc., Class A	245	7,769
Jones Lang LaSalle, Inc.	108	10,331
KAR Auction Services, Inc.	516	7,430
KB Home	222	8,523
KBR, Inc.	166	3,712
Kemper Corp.	150	10,024
Kennametal, Inc.	216	6,251
Kilroy Realty Corp.	25	1,299
Kirby Corp.(a)	279	10,091
Knight-Swift Transportation Holdings, Inc.	135	5,494
Kohl's Corp.	508	9,413
Lamar Advertising Co., Class A	17	1,125
Lancaster Colony Corp.	70	12,516
Landstar System, Inc.	46	5,773
Lear Corp.	17	1,854
LendingTree, Inc.(a)	35	10,741

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Lennox International, Inc.	18	$4,907
LHC Group, Inc.(a)	46	9,778
Life Storage, Inc.	100	10,527
Ligand Pharmaceuticals, Inc.(a)	160	15,251
Lincoln Electric Holdings, Inc.	70	6,443
Lithia Motors, Inc., Class A	34	7,750
Littelfuse, Inc.	28	4,966
LivaNova PLC(a)	321	14,512
LiveRamp Holdings, Inc.(a)	107	5,539
Louisiana-Pacific Corp.	115	3,394
Lumentum Holdings, Inc.(a)	462	34,710
Macerich Co.	148	1,005
Manhattan Associates, Inc.(a)	58	5,538
ManpowerGroup, Inc.	120	8,800
Marriott Vacations Worldwide Corp.	38	3,451
Masimo Corp.(a)	51	12,039
MasTec, Inc.(a)	95	4,009
Mattel, Inc.(a)	442	5,171
MAXIMUS, Inc.	76	5,199
MDU Resources Group, Inc.	233	5,243
Medical Properties Trust, Inc.	893	15,744
MEDNAX, Inc.(a)	514	8,368
Medpace Holdings, Inc.(a)	62	6,928
Mercury General Corp.	247	10,218
Mercury Systems, Inc.(a)	46	3,563
Middleby Corp.(a)	68	6,100
Minerals Technologies, Inc.	56	2,862
MKS Instruments, Inc.	210	22,938
Molina Healthcare, Inc.(a)	54	9,884
Monolithic Power Systems, Inc.	46	12,862
MSA Safety, Inc.	68	9,124
MSC Industrial Direct Co., Inc., Class A	32	2,025
Murphy Oil Corp.	649	5,789
Murphy USA, Inc.(a)	78	10,005
National Fuel Gas Co.	115	4,668
National Instruments Corp.	605	21,598
National Retail Properties, Inc.	29	1,001
Navient Corp.	644	5,442
NCR Corp.(a)	797	17,646
Nektar Therapeutics(a)	864	14,334
NetScout Systems, Inc.(a)	727	15,870
New Jersey Resources Corp.	173	4,674
New York Community Bancorp, Inc.	178	1,472
New York Times Co., Class A	190	8,130
NewMarket Corp.	6	2,054
Nordson Corp.	34	6,522
Nordstrom, Inc.	749	8,928
NorthWestern Corp.	138	6,712
Nu Skin Enterprises, Inc., Class A	327	16,379
NuVasive, Inc.(a)	266	12,920
nVent Electric PLC	267	4,723
OGE Energy Corp.	232	6,958
Security Description	Shares	Value
O-I Glass, Inc.	162	$1,716
Old Republic International Corp.	351	5,174
Olin Corp.	239	2,959
Ollie's Bargain Outlet Holdings, Inc.(a)	92	8,036
Omega Healthcare Investors, Inc.	337	10,090
ONE Gas, Inc.	70	4,831
Oshkosh Corp.	72	5,292
Owens Corning	42	2,890
PacWest Bancorp	84	1,435
Papa John's International, Inc.	89	7,323
Park Hotels & Resorts, Inc.	215	2,148
Patterson Companies, Inc.	91	2,194
Paylocity Holding Corp.(a)	40	6,457
Pebblebrook Hotel Trust	169	2,118
Penn National Gaming, Inc.(a)	46	3,344
Penumbra, Inc.(a)	13	2,527
Perspecta, Inc.	546	10,620
Physicians Realty Trust	75	1,343
Pilgrim's Pride Corp.(a)	369	5,522
Pinnacle Financial Partners, Inc.	40	1,424
PNM Resources, Inc.	171	7,067
Polaris, Inc.	66	6,226
Pool Corp.	7	2,342
Post Holdings, Inc.(a)	98	8,428
PotlatchDeltic Corp.	85	3,579
PRA Health Sciences, Inc.(a)	70	7,101
Prestige Consumer Healthcare, Inc.(a)	446	16,243
Primerica, Inc.	91	10,296
Prosperity Bancshares, Inc.	30	1,555
PS Business Parks, Inc.	19	2,325
PTC, Inc.(a)	263	21,755
Qualys, Inc.(a)	56	5,489
Quidel Corp.(a)	67	14,698
Rayonier, Inc.	132	3,490
Regal Beloit Corp.	33	3,098
Reinsurance Group of America, Inc.	80	7,615
Reliance Steel & Aluminum Co.	52	5,306
RenaissanceRe Holdings Ltd.	47	7,978
Repligen Corp.(a)	50	7,377
Rexford Industrial Realty, Inc.	47	2,151
RH(a)	13	4,974
RLI Corp.	64	5,359
Royal Gold, Inc.	42	5,047
RPM International, Inc.	30	2,485
Ryder System, Inc.	101	4,266
Sabra Health Care REIT, Inc.	714	9,842
Sabre Corp.	1,180	7,682
Sally Beauty Holdings, Inc.(a)	369	3,207
Sanderson Farms, Inc.	50	5,898
Science Applications International Corp.	141	11,057
Scientific Games Corp., Class A(a)	869	30,337
Scotts Miracle-Gro Co.	102	15,597

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	186	$9,434
Selective Insurance Group, Inc.	99	5,098
Semtech Corp.(a)	194	10,274
Sensient Technologies Corp.	48	2,772
Service Corp. International/US	95	4,007
Service Properties Trust	261	2,075
Signature Bank	17	1,411
Silgan Holdings, Inc.	49	1,802
Silicon Laboratories, Inc.(a)	114	11,155
Six Flags Entertainment Corp.	165	3,350
Skechers USA, Inc., Class A(a)	349	10,547
SLM Corp.	727	5,881
SolarEdge Technologies, Inc.(a)	27	6,435
Sonoco Products Co.	52	2,656
Southwest Gas Holdings, Inc.(a)	78	4,922
Spire, Inc.	91	4,841
Spirit Realty Capital, Inc.	29	979
Sprouts Farmers Market, Inc.(a)	501	10,486
Steel Dynamics, Inc.	185	5,297
Stericycle, Inc.(a)	100	6,306
Sterling Bancorp	141	1,483
Stifel Financial Corp.	206	10,415
STORE Capital Corp.	39	1,070
Strategic Education, Inc.	46	4,208
Sunrun, Inc.(a)	125	9,634
Synaptics, Inc.(a)	135	10,857
Syneos Health, Inc.(a)	121	6,432
SYNNEX Corp.	20	2,801
Synovus Financial Corp.	71	1,503
Taubman Centers, Inc.	28	932
Taylor Morrison Home Corp.(a)	329	8,090
TCF Financial Corp.	212	4,952
TEGNA, Inc.	690	8,107
Telephone and Data Systems, Inc.	1,003	18,495
Tempur Sealy International, Inc.(a)	57	5,084
Tenet Healthcare Corp.(a)	317	7,770
Teradata Corp.(a)	236	5,357
Terex Corp.	279	5,401
Tetra Tech, Inc.	121	11,555
Texas Capital Bancshares, Inc.(a)	172	5,354
Texas Roadhouse, Inc.	174	10,577
Thor Industries, Inc.	66	6,287
Timken Co.	48	2,603
Toll Brothers, Inc.	183	8,905
Tootsie Roll Industries, Inc.	402	12,422
TopBuild Corp.(a)	31	5,291
Toro Co.	99	8,311
TreeHouse Foods, Inc.(a)	201	8,147
Trex Co., Inc.(a)	72	5,155
TRI Pointe Group, Inc.(a)	457	8,290
Security Description	Shares	Value
Trimble, Inc.(a)	162	$7,889
Trinity Industries, Inc.	278	5,421
TripAdvisor, Inc.	382	7,483
Trustmark Corp.	69	1,477
UGI Corp.	151	4,980
UMB Financial Corp.	43	2,107
Umpqua Holdings Corp.	138	1,466
United Bankshares, Inc.	63	1,353
United States Steel Corp.	751	5,512
United Therapeutics Corp.(a)	159	16,059
Univar Solutions, Inc.(a)	118	1,992
Universal Display Corp.	18	3,253
Urban Edge Properties	108	1,050
Urban Outfitters, Inc.(a)	477	9,926
Valley National Bancorp	213	1,459
Valmont Industries, Inc.	24	2,980
Valvoline, Inc.	131	2,494
ViaSat, Inc.(a)	605	20,806
Vishay Intertechnology, Inc.	200	3,114
Visteon Corp.(a)	54	3,738
Washington Federal, Inc.	241	5,027
Watsco, Inc.	11	2,562
Webster Financial Corp.	201	5,308
Weingarten Realty Investors	64	1,085
Wendy's Co.	379	8,450
Werner Enterprises, Inc.	134	5,627
WEX, Inc.(a)	37	5,142
Williams-Sonoma, Inc.	44	3,979
Wingstop, Inc.	81	11,069
Wintrust Financial Corp.	52	2,083
Woodward, Inc.	40	3,206
World Fuel Services Corp.	462	9,790
World Wrestling Entertainment, Inc., Class A	196	7,932
Worthington Industries, Inc.	70	2,855
WPX Energy, Inc.(a)	1,501	7,355
WW International, Inc.(a)	197	3,717
Wyndham Destinations, Inc.	115	3,537
Wyndham Hotels & Resorts, Inc.	41	2,071
XPO Logistics, Inc.(a)	70	5,926
Yelp, Inc.(a)	378	7,594
INVESTMENTS IN COMMON STOCK—99.8% (Cost $2,509,202)		2,733,280
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		5,862
NET ASSETS—100.0%		$2,739,142

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$2,733,280	$—	$—	$2,733,280

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2020*
INDUSTRY	PERCENTAGE OF NET ASSETS
Commercial Hardware	4.7%
Healthcare Providers and Facilities	4.3
Branded Pharmaceuticals	3.8
Business Software for Specific Uses	3.4
Production Equipment	3.1
Information and Electrical Components	2.7
Internet Services and Websites	2.6
Operators and Developers	2.5
Investment Services	2.5
Management and IT Services	2.4
Transaction Services	2.3
Content Providers	2.3
Commercial Insurance	2.3
Home Office and Consumer Equipment Manufacture	2.3
Restaurants	2.3
Processed Foods	2.3
Rental	2.3
Real Estate Banking	2.3
Consumer Insurance	2.2
Midstream and Gas	2.1
Specialty Services	2.0
Chemicals	1.9
Distribution Services	1.8
Analog and Mixed Signal Integrated Circuits	1.7
Auto Products	1.7
Hospital Equipment	1.7
Semiconductor Services and Equipment	1.6
Upstream Energy	1.6
Transportation Services	1.6
Personal Products	1.6
Mechanical Components	1.6
Non Real Estate Banking	1.6
Medical Research Services and Equipment	1.6
Telecommunication Networks	1.5
Medical Devices	1.5
Business Software for Specific Industries	1.4
Apparel Retailers	1.4
Home Office and Consumer Equipment Retail	1.3
Electric Regulated	1.3
Branded Apparel	1.2
Food Distributors	1.2
Diversified Drugs and Devices	1.2
Metals	1.2
INDUSTRY	PERCENTAGE OF NET ASSETS
Other Natural Resources	1.2%
Household Products	1.1
Downstream Energy	1.1
Primary Foods	0.9
Accessories and Footwear	0.8
Brokers and Dealers	0.8
Digital Integrated Circuits	0.8
Contract Electronics Services	0.7
Electric Competitive	0.6
Transport Aerospace and Defense Equipment	0.5
Alcohol and Tobacco	0.4
Healthcare Insurance	0.4
Consumer Services	0.3
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified MidCap ETF
Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.